Concentration of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Concentrations of Risk [Abstract]
Concentration of risk

Note 14 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of March 31, 2025 and December 31, 2024, $16,224 and $414,938, respectively, were deposited with various major financial institutions in the United States. The amount in excess of the FDIC insurance was nil as of March 31, 2025 and December 31, 2024.

Accounts receivable is typically unsecured and derived from revenue earned from customers, thereby exposing the Company to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

During the three months ended March 31, 2025 and 2024, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 11— Related party transactions.

	For the Three Months ended March 31, 2025	As of March 31, 2025
	Percentage of Revenue	Percentage of Account Receivable
Customer A	<10%	33%
Customer C	42%	<10%
Customer K	<10%	10%
Customer L	14%	<10%
Iluminar	<10%	30%

	For the Three Month ended March 31, 2024	As of March 31, 2024
	Percentage of Revenue	Percentage of Account Receivable
Customer C	<10%	18%
Customer G	<10%	41%
Customer H	<10%	16%
Customer I	<10%	13%
Customer J	15%	<10%
Iluminar	19%	23%

During the three months ended March 31, 2025 and 2024, the major vendors of the Company are as below. Both Ilumionar and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 11— Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.

	For the Three Months ended March 31, 2025	As of March 31, 2025
	Percentage of Purchase	Percentage of Account Payable
Vendor A	<10%	12%
Vendor E	42%	<10%
Iluminar	33%	<10%
Megaphoton Inc.	<10%	53%

	For the Three Months ended March 31, 2024	As of March 31, 2024
	Percentage of Purchase	Percentage of Account Payable
Vendor A	88%	<10%
Vendor C	11%	<10%
Megaphoton Inc.	<10%	52%
Uninet Global Inc.	<10%	27%

Note 15 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

As of December 31, 2024 and 2023, $414,938 and $219,553, respectively, were deposited with various major financial institutions in the United States. The amount in excess of the FDIC insurance was nil as of December 31, 2024 and 2023.

Accounts receivable is typically unsecured and derived from revenue earned from customers, thereby exposing the Company to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

During the years ended December 31, 2024 and 2023, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 12— Related party transactions.

	For the year ended December 31, 2024	As of December 31, 2024
	Percentage of Revenue	Percentage of Account Receivable
Customer A	12%	31%
Customer C	12%	<10%
Iluminar	17%	35%

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	13%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	<10%	10%
Iluminar	<10%	18%

During the years ended December 31, 2024 and 2023, the major vendors of the Company are as below. Both Megaphoton, Ilumionar and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 12— Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.

	For the year ended December 31, 2024	As of December 31, 2024
	Percentage of Purchase	Percentage of Account Payable
Vendor A	53%	20%
Vendor C	22%	13%
Iluminar	<10%	<10%
Megaphoton Inc.	<10%	49%

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Vendor A	52%	<10%
Vendor B	25%	<10%
Megaphoton Inc.	<10%	57%
Uninet Global Inc.	<10%	20%